Long Term Loan (Details Narrative) - Image P2P Trading Group Limited [Member]			6 Months Ended			12 Months Ended
	Oct. 30, 2015 USD ($)	Jan. 15, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Oct. 30, 2015 CNY (¥)	Jan. 15, 2015 CNY (¥)
Repayment of debt			$ 727,347
Interest expenses			$ 72,536		$ 57,236	$ 112,453	$ 40,937
Restricted deposits					$ 99,544	$ 97,247	$ 192,160
RMB [Member]
Repayment of debt | ¥				¥ 5,000,000
Restricted deposits | ¥								¥ 674,600	¥ 674,600	¥ 1,248,000
Loan Agreement [Member] | Industrial and Commercial Bank of China [Member]
Construction loan	$ 2,403,808
Loan interest rate	4.75%										4.75%
Loan maturity description	variable maturity dates of up to 5 years
Loan Agreement [Member] | Industrial and Commercial Bank of China [Member] | RMB [Member]
Construction loan | ¥											¥ 15,000,000
Loan Agreement [Member] | Wan An County Xin Yuan Industrial Development Ltd Co [Member]
Construction loan		$ 801,269
Loan interest rate		4.983%										4.983%
Loan maturity date		May 04, 2017
Loan Agreement [Member] | Wan An County Xin Yuan Industrial Development Ltd Co [Member] | RMB [Member]
Construction loan | ¥												¥ 5,000,000